Inventories	6 Months Ended
Jun. 30, 2025
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of June 30, 2025 and December 31, 2024, inventories were as follows:

	June 30,		December 31,
	2025		2024
Refined and petrochemicals products	Ps.	48,687,977	Ps.	43,950,469
Crude oil	29,020,545		18,645,592
Products in transit	14,279,549		18,984,729
Materials and products in stock	6,245,946		6,320,011
Materials in transit	227,067		555,522
Gas and condensate products	96,073		113,666
Total	Ps.	98,557,157	Ps.	88,569,989